Note 17 - Share Based Payments - Option Activity (Details)						12 Months Ended
	Oct. 29, 2025 $ / shares	Jan. 01, 2025 $ / shares	Aug. 28, 2024 $ / shares	Feb. 12, 2024 $ / shares	Jan. 15, 2024 $ / shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 $ / shares
Statement Line Items [Line Items]
Balance, exercise price (in CAD per share)		$ 4.61				$ 4.61	$ 14
Balance		1,170,363				1,170,363	193,142
Granted, exercise price (in CAD per share)	$ 1.97	$ 2.6	$ 3.28	$ 3.24	$ 2	$ 2	$ 3.22
Granted	2,669,000	125,000	250,000	753,923	25,000	2,794,000	1,028,923
Expired, exercise price (in CAD per share)						$ 12.94	$ 10.02
Expired						(21,297)	(34,953)
Forfeited / Cancelled (in CAD per share)						$ 1.97	$ 12.91
Forfeited / Cancelled						(16,000)	(16,749)
Exercised, exercise price (in CAD per share)						$ 2.57
Exercised (Share price at $2.31)						(15,340)
Balance, exercise price (in CAD per share)						$ 2.72	$ 4.61
Balance						3,911,726	1,170,363